Average Annual Total Returns - Deutsche Global Real Estate Securities Fund	Total
After tax on distributions
Average Annual Return:
1 Year	(1.31%)
5 Years	5.79%
Since Inception	1.63%
After tax on distributions and sale of fund shares
Average Annual Return:
1 Year	0.30%
5 Years	5.15%
Since Inception	1.90%